UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22867

Cohen & Steers MLP & Energy Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

August 31, 2014

(Unaudited)

	Number of Shares	Value
COMMON STOCK 98.1%
MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES COMPRESSION 0.6%
Compressco Partners, LP	5,400	$145,746
USA Compression Partners, LP	2,860	74,818
		220,564
CRUDE/REFINED PRODUCTS 26.0%
Buckeye Partners, LP	2,924	230,996
Enbridge Energy Management, LLC(a)	12,960	464,221
Enbridge Inc. (Canada)	23,326	1,163,404
Gibson Energy Inc. (Canada)	42,149	1,412,978
Inter Pipeline Ltd. (Canada)	41,583	1,387,502
Lehigh Gas Partners LP	4,541	164,339
Magellan Midstream Partners, LP	12,829	1,076,738
Nustar Energy LP	2,063	136,344
Nustar GP Holdings, LLC	3,997	172,071
PBF Logistics LP	2,643	65,969
Plains GP Holdings, LP	55,683	1,718,377
Rose Rock Midstream, LP	2,995	182,665
SemGroup Corporation	16,573	1,453,949
Tesoro Logistics LP	3,627	254,906
		9,884,459
DIVERSIFIED MIDSTREAM 27.5%
Altagas Ltd. (Canada)	27,277	1,319,321
CorEnergy Infrastructure Trust, Inc.	21,179	169,432
Energy Transfer Equity, LP	20,667	1,253,453
Enterprise Products Partners LP	22,203	902,108
Kinder Morgan Inc.	34,788	1,400,565
Kinder Morgan Management, LLC(a)	5,712	558,183
Martin Midstream Partners, LP	2,355	92,504
NGL Energy Partners LP	8,345	355,330
Oneok, Inc.	10,500	737,100
Pembina Pipeline Corporation (Canada)	8,030	369,042
Spectra Energy Corp.	25,415	1,058,789
Summit Midstream Partners LP	5,351	295,803
Williams Companies, Inc.	32,793	1,949,216
		10,460,846
DIVERSIFIED UTILITIES 9.3%
Centerpoint Energy, Inc.	31,730	788,173
Dominion Resources, Inc.	9,881	693,844
DTE Energy Company	10,043	785,865
Nisource Inc.	11,929	473,223
Sempra Energy	7,684	814,273
		3,555,378
EXPLORATION & PRODUCTION 0.3%
Linn Co LLC	3,433	107,968
		107,968
GATHERING & PROCESSING 14.7%
Access Midstream Partners LP	5,696	366,538
Crestwood Equity Partners LP	24,664	314,466
DCP Midstream Partners, LP	9,410	532,418
EnLink Midstream Partners, LP	9,410	291,616
EQT Corporation	1,892	187,421
EQT Midstream Partners, LP	4,581	446,602
Keyera Corp.	6,574	578,377
MarkWest Energy Partners, LP	10,761	857,974
Midcoast Energy Partners	10,119	227,677
Southcross Energy Partners, LP	8,881	196,359
Tallgrass Energy Partners, LP	7,306	312,697
Targa Resources Corp.	7,293	1,017,738
Western Gas Equity Partners, LP	4,317	258,804
		5,588,687
MARINE SHIPPING/OFFSHORE 12.2%
Dynagas LNG Partners LP	12,926	312,680
GasLog Ltd. (Monaco)	6,224	157,529
GasLog Partners LP (Monaco)	2,185	72,826
Golar LNG Ltd. (Bermuda)	7,402	466,326
Golar LNG Partners LP (Marshall Islands)	13,297	506,350
Hoegh LNG Partners LP (Marshall Islands)(b)	13,356	345,787
KNOT Offshore Partners LP (Marshall Islands)	13,957	391,494
Seadrill Partners LLC	21,402	739,011
Teekay Offshore Partners LP (Marshall Islands)	17,218	606,762

Teekay Shipping Corp (Marshall Islands)		15,799	968,795
Transocean Partners LLC (United Kingdom)(b)		2,819	80,370
			4,647,930
NATURAL GAS PIPELINES 2.9%
APA Group (Australia)		61,126	442,437
TransCanada Corporation (Canada)		12,402	666,466
			1,108,903
OIL & GAS STORAGE 0.4%
VTTI Energy Partners LP (United Kingdom)(b)		6,003	164,242
			164,242
RENEWABLE ENERGY 2.3%
NextEra Energy Partners LP(b)		2,280	80,051
NRG Yield, Inc.		6,440	350,272
Pattern Energy Group Inc.		8,728	281,347
TerraForm Power, Inc.(b)		1,557	48,641
TransAlta Renewables Inc.		10,047	108,019
			868,330
OTHER 1.9%
Cheniere Energy, Inc.		6,041	484,851
Westlake Chemical Partners LP(b)		2,155	65,426
Westshore Terminals Investment Corp. (Canada)		5,154	171,452
			721,729
TOTAL COMMON STOCK (Identified cost - $33,203,272)	98.1%		37,329,036
ASSETS IN EXCESS OF OTHER LIABILITIES	1.9		738,668
NET ASSETS	100.0%		$38,067,704

Note: Percentages indicated are based on the net assets of the Fund.

(a)   Distributions are paid-in-kind.

(b)   Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1.  Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment advisor to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of August 31, 2014.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Instruments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock-Master Limited Partnerships and Related Companies:	$37,329,036	$37,329,036	$—	$—

Total Investments(a)	$37,329,036	$37,329,036	$—	$—

(a)  Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Income Tax Information

As of August 31, 2014, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$33,203,272
Gross unrealized appreciation	$4,164,355
Gross unrealized depreciation	(38,591)
Net unrealized appreciation (depreciation)	$4,125,764

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

	Date: October 28, 2014		Date: October 28, 2014